Current and long-term debt	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Current and long-term debt	Current and long-term debt
The following is a breakdown of the current and non-current portion of our debt outstanding as of December 31, 2020 and December 31, 2019:

	At December 31,
In thousands of U.S. dollars	2020	2019
Current portion of bank debt (1)	$172,705	$235,482
Finance lease (2)	131,736	122,229
Current portion of long-term debt	304,441	357,711

Non-current portion of bank debt and bonds (3)	971,172	999,268
Finance lease (4)	1,139,713	1,195,494
	$2,415,326	$2,552,473
(1)The current portion at December 31, 2020 was net of unamortized deferred financing fees of $1.8 million. The current portion at December 31, 2019 was net of unamortized deferred financing fees of $1.2 million.
(2)The current portion at December 31, 2020 was net of unamortized deferred financing fees of $0.9 million. The current portion at December 31, 2019 was net of unamortized deferred financing fees of $0.8 million.
(3)The non-current portion at December 31, 2020 was net of unamortized deferred financing fees of $12.0 million. The non-current portion at December 31, 2019 was net of unamortized deferred financing fees of $7.6 million.
(4)The non-current portion at December 31, 2020 was net of unamortized deferred financing fees of $7.8 million. The non-current portion at December 31, 2019 was net of unamortized deferred financing fees of $7.1 million.
The following is a rollforward of the activity within debt (current and non-current), by facility, for the year ended December 31, 2020:

		Activity				Balance as of December 31, 2020 consists of:
In thousands of U.S. dollars	Carrying Value as of December 31, 2019	Drawdowns	Repayments	Other Activity(1)	Carrying Value as of December 31, 2020	Current	Non-Current
KEXIM Credit Facility	199,014	—	(183,082)	—	15,932	15,932	—
ABN AMRO Credit Facility	91,954	—	(91,954)	—	—	—	—
ING Credit Facility	131,439	77,985	(18,076)	—	191,348	50,313	141,035
2018 NIBC Credit Facility	31,621	3,125	(3,680)	—	31,066	31,066	—
2017 Credit Facility	131,499	—	(131,499)	—	—	—	—
Credit Agricole Credit Facility	88,466	—	(8,568)	778	80,676	7,837	72,839
ABN AMRO / K-Sure Credit Facility	43,726	—	(3,851)	712	40,587	3,173	37,414
Citibank / K-Sure Credit Facility	91,086	—	(8,416)	1,808	84,478	6,697	77,781
ABN / SEB Credit Facility	103,325	6,312	(11,781)	—	97,856	12,347	85,509
Hamburg Commercial Bank Credit Facility	42,150	1,429	(3,264)	—	40,315	3,292	37,023
Prudential Credit Facility	55,463	—	(5,085)	—	50,378	5,546	44,832
2019 DNB / GIEK Credit Facility	—	55,500	(2,937)	—	52,563	7,113	45,450
BNPP Sinosure Credit Facility	—	101,461	(6,728)	—	94,733	10,143	84,590
2020 $225.0 Million Credit Facility	—	216,700	(7,810)	—	208,890	21,001	187,889
Ocean Yield Lease Financing	148,235	—	(11,024)	188	137,399	11,065	126,334
CMBFL Lease Financing (4)	56,473	—	(57,063)	590	—	—	—
BCFL Lease Financing (LR2s)	90,384	1,773	(8,724)	541	83,974	9,095	74,879
CSSC Lease Financing (5)	233,727	—	(94,908)	(1,870)	136,949	11,430	125,519
CSSC Scrubber Lease Financing	10,976	1,568	(8,101)	—	4,443	3,920	523
BCFL Lease Financing (MRs)	87,810	1,926	(11,988)	—	77,748	13,000	64,748
2018 CMBFL Lease Financing	126,429	10,125	(11,561)	—	124,993	13,007	111,986

$116.0 Million Lease Financing	106,040	5,653	(7,892)	—	103,801	9,392	94,409
AVIC Lease Financing	127,309	4,600	(12,177)	—	119,732	13,327	106,405
China Huarong Lease Financing	123,750	—	(13,500)	—	110,250	13,500	96,750
$157.5 Million Lease Financing	137,943	—	(14,143)	—	123,800	14,143	109,657
COSCO Lease Financing	76,450	—	(7,700)	—	68,750	7,700	61,050
2020 CMBFL Lease Financing	—	45,383	(810)	—	44,573	3,242	41,331
2020 TSFL Lease Financing	—	47,250	—	—	47,250	3,321	43,929
2020 SPDB-FL Lease Financing	—	96,500	—	—	96,500	6,495	90,005
IFRS 16 - Leases - 7 Handymax (See Note 6) (2)	12,778	1,643	(12,174)	—	2,247	2,247	—
IFRS 16 - Leases - 3 MR (See Note 6)	44,192	—	(7,256)	—	36,936	7,667	29,269
$670.0 Million Lease Financing (see Note 6) (3)	513,004	138,770	(58,483)	—	593,291	46,764	546,527
Unsecured Senior Notes Due 2020	53,750	—	(53,750)	—	—	—	—
Unsecured Senior Notes Due 2025	—	28,100	—	—	28,100	—	28,100
Convertible Notes due 2022	180,050	—	(47,750)	8,413	140,713	—	140,713
	$3,139,043	$845,803	$(925,735)	$11,160	$3,070,271	$363,775	$2,706,496
Less: deferred financing fees	(16,596)	(15,233)	—	9,358	(22,471)	(2,656)	(19,815)
Total	$3,122,447	$830,570	$(925,735)	$20,518	$3,047,800	$361,119	$2,686,681
(1)    Relates to non-cash accretion or amortization of (i) obligations which were assumed as part of the acquisition of Navig8 Product Tankers Inc. and recorded at fair value (described below), and (ii) accretion of our Convertible Notes due 2022.
(2)    Drawdowns related to this arrangement represents the non-cash entry to record lease liabilities of $1.6 million when certain of these leases were modified in 2020.
(3)    Drawdowns related to this arrangement represents the non-cash entry to record lease liabilities of $138.8 million on the commencement date of the leases for four vessels that were acquired as part of the Trafigura Transaction and delivered from the shipyard throughout 2020.
(4)    Other activity for this arrangement consists of (i) accretion of the discount; and (ii) the write-off of the discount of $0.4 million related to the refinancing of existing indebtedness on certain vessels.
(5)    Other activity for this arrangement consists of (i) the write-off of the premium of $1.1 million related to the refinancing of existing indebtedness on certain vessels and (ii) amortization of the premium on the remaining vessels that were not refinanced.
Secured Bank Debt
Each of our secured credit facilities contains financial and restrictive covenants, which require us to, among other things, comply with certain financial tests (described below); deliver quarterly and annual financial statements and annual projections; comply with restrictive covenants, including maintaining adequate insurances; comply with laws (including environmental laws and ERISA); and maintain flag and class of our vessels. Other such covenants may, among other things, restrict consolidations, mergers or sales of our assets; require us to obtain lender approval on changes in our vessel manager; limit our ability to place liens on our assets; limit our ability to incur additional indebtedness; prohibit us from paying dividends if there is a covenant breach under the loan or an event of default has occurred or would occur as a result of payment of such dividend; or prohibit our transactions with affiliates. Furthermore, our debt agreements contain customary events of default, including cross-default provisions, as well as subjective acceleration clauses under which the debt could become due and payable in the event of a material adverse change in the Company’s business.
These secured credit facilities may be secured by, among other things:
•a first priority mortgage over the relevant collateralized vessels;
•a first priority assignment of earnings, insurances and charters from the mortgaged vessels for the specific facility;
•a pledge of earnings generated by the mortgaged vessels for the specific facility; and
•a pledge of the equity interests of each vessel owning subsidiary under the specific facility.
Each of our secured credit facilities are described below.
KEXIM Credit Facility
In February 2014, we executed a senior secured term loan facility for $429.6 million, with a group of financial institutions led by DNB Bank ASA and Skandinaviska Enskilda Banken AB (publ) and from KEXIM, a statutory juridical entity established under The Export-Import Bank of Korea Act of 1969, as amended, in the Republic of Korea. We refer to this facility as the KEXIM Credit Facility.  This KEXIM Credit Facility includes commitments from KEXIM of $300.6 million, or the KEXIM Tranche, and a group of financial institutions led by DNB Bank ASA and Skandinaviska Enskilda Banken AB (publ) of $129.0 million, or the Commercial Tranche.
Drawdowns under the KEXIM Credit Facility occurred in connection with the delivery of 18 newbuilding vessels as specified in the loan agreement.
In addition to KEXIM’s commitment of up to $300.6 million, KEXIM also provided an optional guarantee for a five-year amortizing note of $125.25 million, the proceeds of which reduced the $300.6 million KEXIM Tranche. These notes were issued on July 18, 2014 and were repaid in full upon their maturity in September 2019.
This facility was repaid in full in January 2021 upon the maturity of the Commercial Tranche.
Repayments were made in ten equal consecutive semi-annual repayment installments in accordance with a 15-year repayment profile under the Commercial Tranche and a 12-year repayment profile under the KEXIM Tranche (which includes the KEXIM Notes). Repayments commenced in March 2015 for the KEXIM Tranche and in July 2015 for the Commercial Tranche.
Borrowings under the KEXIM Tranche bear interest at LIBOR plus an applicable margin of 3.25%. Borrowings under the Commercial Tranche bear interest at LIBOR plus an applicable margin of 3.25% from the effective date of the agreement to the fifth anniversary thereof and 3.75% thereafter until the maturity date in respect of the Commercial Tranche.
Our KEXIM Credit Facility contained certain financial covenants which required us to maintain:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of any new equity issues occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.
•The minimum threshold for the aggregate fair market value of the vessels as a percentage of the then aggregate principal amount in the facility shall at all times be no less than 155%.
During the year ended December 31, 2020, we made scheduled principal payments of $16.9 million on this credit facility and refinanced the debt on twelve vessels that were collateralized under this facility resulting in unscheduled principal repayments of $166.1 million in aggregate and the write-off of approximately $0.2 million of deferred financing fees. During the year ended December 31, 2019, we refinanced the debt on five vessels that were collateralized under this facility resulting in unscheduled principal repayments of $66.6 million in aggregate and the write-off of approximately $1.2 million of deferred financing fees. The outstanding amounts relating to this facility as of December 31, 2020 and 2019 were $15.9 million and $199.0 million, respectively. We were in compliance with the financial covenants relating to this facility as of those dates.
ABN AMRO Credit Facility
In July 2015, we executed a senior secured term loan facility with ABN AMRO Bank N.V. and DVB Bank SE for up to $142.2 million. This facility was fully drawn in 2015 to partially finance the purchases of STI Savile Row, STI Kingsway and STI Carnaby and to refinance the existing indebtedness on STI Spiga. We refer to this credit facility as our ABN AMRO Credit Facility.
Repayments under the ABN AMRO Credit Facility were made in equal consecutive quarterly repayment installments in accordance with a 15-year repayment profile. Borrowings under the ABN AMRO Credit Facility bore interest at LIBOR plus an applicable margin of 2.15%. This facility was scheduled to mature during the third quarter of 2020, and the amounts borrowed were refinanced in June 2020 in advance of their maturity with the proceeds from the 2020 $225.0 Million Credit Facility (which is described below). As part of this transaction, we recorded a write-off of approximately $0.1 million of deferred financing fees.
The outstanding amount relating to this facility as of December 31, 2019 was $92.0 million, and we were in compliance with the financial covenants relating to this facility as of that date.
ING Credit Facility
In June 2015, we executed a senior secured term loan facility with ING Bank N.V., London Branch for a credit facility of up to $52.0 million. We refer to this facility as the ING Credit Facility. In September 2015, we amended and restated the facility to increase the borrowing capacity to $87.0 million, and in March 2016, we amended and restated the facility to further increase the borrowing capacity to $132.5 million. In June 2018, we executed another agreement to further increase the borrowing capacity to $171.2 million. In September 2019, we executed another agreement to further increase the borrowing capacity to partially finance the purchase and installation of scrubbers on seven of the vessels collateralized under this facility. In July and September 2020, we drew down an aggregate of $5.9 million under the scrubber portion of this facility to partially finance the purchase and installation of scrubbers on four MRs and one LR2 that are currently part of this arrangement. The scrubber related borrowings are scheduled to mature upon the maturity dates of the respective vessel tranche of the loan to which the scrubber relates.
In May 2020, we executed another agreement to further increase the borrowing capacity to $251.4 million. This upsized portion of this facility of $72.1 million was fully drawn in May 2020, and the proceeds were used to refinance the existing debt on five vessels (STI Broadway, STI Comandante, STI Brixton, STI Pimlico and STI Finchley), which were previously financed under the KEXIM Credit Facility. We repaid the outstanding indebtedness of $60.2 million related to these vessels under our KEXIM Credit Facility as part of this transaction.
Repayments on borrowings up to $132.5 million are being made in equal quarterly installments, in accordance with a 15-year repayment profile, and a balloon installment payment due on the maturity dates of March 4, 2021 for STI Lombard and STI Osceola and June 24, 2022 for STI Grace, STI Jermyn, STI Black Hawk, and STI Pontiac. These borrowings bear interest at LIBOR plus a margin of 1.95% per annum.
The 2018 upsized portion of the loan for STI Rotherhithe and STI Notting Hill were repaid in equal quarterly installments of $1.0 million per quarter, in aggregate, for the first eight installments and will be repaid in equal quarterly installments of $0.8 million per quarter, in aggregate, thereafter, with a balloon payment due upon the maturity date of June 24, 2022. These borrowings bear interest at LIBOR plus a margin of 2.40% per annum
The May 2020 $72.1 million upsized portion of the loan has a final maturity of five years from the initial drawdown date, May 2025, and is scheduled to be repaid in equal installments of approximately $2.1 million per quarter, in aggregate, for the first twelve installments and approximately $2.0 million per quarter, in aggregate, thereafter, with a balloon payment due at maturity. These borrowings bear interest at LIBOR plus a margin.
In July 2020, we drew down on the scrubber portion of the facility (i) $2.2 million related to STI Lombard and STI Osceola which is scheduled to be repaid in two quarterly principal payments of $0.7 million in aggregate, with the balance due upon maturity in March 2021; and (ii) $1.1 million related to STI Pontiac which is scheduled to be repaid in quarterly principal payments of $0.1 million with the balance due upon maturity in June 2022. In September 2020, we drew down on the scrubber portion of the facility (i) $1.1 million related to STI Black Hawk which is scheduled to be repaid in quarterly principal payments of $0.1 million with the balance due upon maturity in June 2022; and (ii) $1.5 million related to STI Notting Hill which is scheduled to be repaid in quarterly principal payments of $0.2 million with the balance due upon maturity in June 2022. These borrowings bear interest at LIBOR plus a margin per annum which corresponds to the margin the respective vessel pays on its initial borrowing noted above.
Our ING Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth of not less than $1.0 billion plus (i) 25% of the positive consolidated net income for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 160% of the then aggregate outstanding principal amount of the loans under the credit facility.
The outstanding amounts relating to this facility as of December 31, 2020 and 2019 were $191.3 million and $131.4 million, respectively. We were in compliance with the financial covenants relating to this facility as of those dates.
2018 NIBC Credit Facility
In June 2018, we executed an agreement with NIBC Bank N.V. for a $35.7 million term loan facility. We refer to this facility as our 2018 NIBC Credit Facility. This facility was fully drawn in August 2018, and the proceeds were used to refinance the existing indebtedness related to two MR product tankers (STI Memphis and STI Soho). Additionally, in August 2019, we executed an agreement with NIBC to upsize the existing NIBC Credit Facility by $3.1 million in aggregate, the proceeds of which were used to partially finance the purchase and installation of scrubbers on the two vessels that are currently collateralized under this facility.
The loan facility was scheduled to mature in June 2021, bears interest at LIBOR plus a margin of 2.5% per annum and was repaid in equal quarterly installments of $1.0 million, in aggregate (which included the scrubber portion), with a balloon payment due upon maturity. This loan facility was refinanced in February 2021 as described in Note 23.
Our 2018 NIBC Credit Facility included financial covenants that required us to maintain:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issuances occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall be: 135% through the third quarter of 2020 and 140% at all times thereafter.
The outstanding amounts relating to this facility were $31.1 million and $31.6 million as of December 31, 2020 and 2019, respectively. We were in compliance with the financial covenants relating to this facility as of those dates.
2017 Credit Facility
In March 2017, we executed a senior secured term loan facility with a group of financial institutions led by Macquarie Bank Limited (London Branch) for up to $172.0 million, or the 2017 Credit Facility. The 2017 Credit Facility consists of five tranches, including two commercial tranches of $15.0 million and $25.0 million, a KEXIM Guaranteed Tranche of $48.0 million, a KEXIM Funded Tranche of $52.0 million, and a GIEK Guaranteed Tranche of $32.0 million. The amounts outstanding under this facility were fully repaid in 2020 when these vessels were refinanced as part of the 2020 CMBFL Lease Financing, 2020 TSFL Lease Financing and 2020 SPDBFL Lease Financing arrangements, which are described further below. As a result of these transactions, $5.0 million that was held on deposit in a debt service reserve account in accordance with the terms of this facility was released when the facility was refinanced.
We repaid, in full, the outstanding balance during the year ended December 31, 2020. The outstanding amount as of December 31, 2019 was $131.5 million. We were in compliance with the financial covenants relating to this facility as of that date.
Credit Agricole Credit Facility
As part of the closing of the four LR1s that were acquired from Navig8 Product Tankers Inc. in June 2017, we assumed the outstanding indebtedness under a senior secured term loan with Credit Agricole. STI Excel, STI Excelsior, STI Expedite and STI Exceed are pledged as collateral under this facility. Repayments are being made in equal quarterly installments of $2.1 million in aggregate in accordance with a 15-year repayment profile with a balloon payment due upon maturity, which occurs between November 2022 and February 2023 (depending on the vessel). The facility bears interest at LIBOR plus a margin of 2.75%.
Our Credit Agricole Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 135% of the then aggregate outstanding principal amount of the loans under the credit facility.
The carrying values of the indebtedness related to this facility (which includes the discount recorded to write the value down to its fair value as part of the purchase price allocation of the acquisition) as of December 31, 2020 and 2019 were $80.7 million and $88.5 million. We were in compliance with the financial covenants relating to this facility as of those dates.
ABN AMRO/K-Sure Credit Facility
We assumed the outstanding indebtedness on a senior secured credit facility with ABN AMRO Bank N.V. and Korea Trade Insurance Corporation, or K-Sure, as part of the September 2017 acquisition of Navig8 Product Tankers Inc., which we refer to as the ABN AMRO/K-Sure Credit Facility. Two LR1s (STI Precision and STI Prestige) are collateralized under this facility and the facility consists of two separate tranches, a $11.5 million commercial tranche and a $43.8 million K-Sure tranche.
The commercial tranche bears interest at LIBOR plus 2.75%, and the K-Sure tranche bears interest at LIBOR plus 1.80%. Repayments on the K-Sure tranche are being made in equal quarterly installments of $1.0 million in accordance with a 12-year repayment profile from the date of delivery from the shipyard, with a balloon payment due upon maturity, and the commercial tranche is being repaid via a balloon payment upon maturity in September and November 2022 (depending on the vessel). The K-Sure tranche fully matures in September and November 2028 (depending on the vessel), and K-Sure has an option to require repayment upon the maturity of the commercial tranche if the commercial tranche is not refinanced by its maturity dates.
Our ABN AMRO/K-Sure Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 135% of the then aggregate outstanding principal amount of the loans (less any amounts held in a debt service reserve account as described below) under the credit facility.
Additionally, we have an aggregate of $0.5 million on deposit in a debt service reserve account as of December 31, 2020 in accordance with the terms and conditions of this facility. The funds deposited in this account are not freely available and will be released upon maturity. The balance in this account has been recorded as non-current Restricted Cash on our consolidated balance sheet as of December 31, 2020.
The carrying values of the indebtedness related to this facility (which includes the discount recorded to write the value down to its fair value as part of the purchase price allocation of the acquisition) as of December 31, 2020 and 2019 were $40.6 million and $43.7 million, respectively. We were in compliance with the financial covenants relating to this facility as of those dates.
Citibank/K-Sure Credit Facility
We assumed the outstanding indebtedness under a senior secured credit facility with Citibank N.A., London Branch, Caixabank, S.A., and K-Sure, as part of the September 2017 acquisition of Navig8 Product Tankers Inc., which we refer to as the Citibank/K-Sure Credit Facility. Four LR1s (STI Excellence, STI Executive, STI Experience, and STI Express) are collateralized under this facility. The facility consists of two separate tranches, a $25.1 million commercial tranche and a $91.2 million K-Sure tranche, which represents the amounts assumed from Navig8 Product Tankers Inc. ("NPTI").
The commercial tranche bears interest at LIBOR plus 2.50%, and the K-Sure tranche bears interest at LIBOR plus 1.60%. Repayments on the K-Sure tranche are being made in equal quarterly installments of $2.1 million in accordance with a 12-year repayment profile from the date of delivery from the shipyard, with a balloon payment due upon maturity, and the commercial tranche is scheduled to be repaid via a balloon payment upon the maturity which occurs between March and May 2022 (depending on the vessel). The K-Sure tranche fully matures between March and May 2028 (depending on the vessel), and K-Sure has an option to require repayment upon the maturity of the commercial tranche if the commercial tranche is not refinanced by its maturity dates.
Our Citibank/K-Sure Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 135% of the then aggregate outstanding principal amount of the loans (less any amounts held in a debt service reserve account as described below) under the credit facility.
Additionally, we have an aggregate of $4.0 million on deposit in a debt service reserve account as of December 31, 2020 in accordance with the terms and conditions of this facility. The funds deposited in this account are not freely available and will be released upon maturity. The balance in this account has been recorded as non-current Restricted Cash on our consolidated balance sheet as of December 31, 2020.
The carrying values of the indebtedness related to this facility (which includes the discount recorded to write the value down to its fair value as part of the purchase price allocation of the acquisition) as of December 31, 2020 and 2019 were $84.5 million and $91.1 million, respectively. We were in compliance with the financial covenants relating to this facility as of those dates.
ABN AMRO / SEB Credit Facility
In June 2018, we executed a senior secured term loan facility with ABN AMRO Bank N.V. and Skandinaviska Enskilda Banken AB for up to $120.6 million.  We refer to this facility as our ABN AMRO / SEB Credit Facility. This loan was fully drawn in June 2018, and the proceeds were used to refinance the existing indebtedness of $87.6 million under our K-Sure Credit Facility relating to five vessels consisting of one Handymax product tanker (STI Hammersmith), one MR product tanker (STI Westminster), and three LR2 product tankers (STI Connaught, STI Winnie and STI Lauren).
Additionally, in September 2019, we executed an agreement with the lenders under this facility to upsize the credit facility by up to $6.3 million, which was fully drawn in 2020 with the proceeds used to partially finance the purchase and installation of scrubbers on four of the vessels that are currently collateralized under this facility.
The ABN AMRO/SEB Credit Facility has a final maturity of June 2023 and bears interest at LIBOR plus a margin of 2.6% per annum. The original credit facility is scheduled to be repaid in equal quarterly installments of $2.9 million per quarter, in aggregate, for the first eight installments and $2.5 million per quarter, in aggregate, thereafter, with a balloon payment due upon maturity. The upsized portion of the credit facility is scheduled to be repaid in equal quarterly installments of approximately $0.1 million per vessel through the maturity date of March 2023 for the upsized portion of the loan.
Our ABN AMRO / SEB Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.65 to 1.00.
•Consolidated tangible net worth of no less than $1.266 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2018 and (ii) 50% of the net proceeds of new equity issuances occurring on or after January 1, 2018.
•Minimum liquidity of not less than the greater of $25.0 million and $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall be: 130% from the date of the agreement and ending on the second anniversary thereof and 140% at all times thereafter.
The outstanding amounts related to this facility as of December 31, 2020 and 2019 were $97.9 million and $103.3 million, respectively. We were in compliance with the financial covenants relating to this facility as of those dates.
Hamburg Commercial Bank Credit Facility
In November 2019, we executed an agreement with Hamburg Commercial Bank AG for a senior secured term loan facility for $43.65 million, of which, (i) $42.15 million (Tranche 1) was used to refinance the existing debt for STI Veneto and STI Poplar, (which were previously financed under the KEXIM Credit Facility), and (ii) $1.4 million (Tranche 2) was used to finance the purchase and installation of a scrubber on STI Veneto. We refer to this facility as our Hamburg Commercial Bank Credit Facility. Tranche 1 was drawn in December 2019 and Tranche 2 was drawn in April 2020.
Both tranches of the Hamburg Commercial Bank Credit Facility mature in November 2024, bear interest at LIBOR plus a margin of 2.25% per annum and are scheduled to be repaid in equal quarterly installments of $0.8 million per quarter, in aggregate, with a balloon payment due upon maturity.
Our Hamburg Commercial Bank Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth of no less than $1,000,000,000 plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after December 31, 2018 and (ii) 50% of the net proceeds of new equity issuances occurring on or after December 31, 2018.
•Minimum liquidity of not less than the greater of $25.0 million and $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall be: 134% from the date of this facility.
The amounts outstanding as of December 31, 2020 and 2019 were $40.3 million and $42.2 million, respectively, and we were in compliance with the financial covenants as of those dates.
Prudential Credit Facility
In November 2019, we executed an agreement with Prudential Private Capital for a senior secured term loan facility for $55.5 million. The loan facility was fully drawn in December 2019, and the proceeds were used to refinance the existing debt for STI Clapham, STI Camden and STI Acton, (which were previously financed under the KEXIM Credit Facility). We refer to this facility as our Prudential Credit Facility.
The Prudential Credit Facility has a final maturity of December 2025 and bears interest at LIBOR plus a margin of 3.00% per annum. The loan will be repaid in monthly installments of $0.5 million per month, in aggregate, with a balloon payment due upon maturity.
Our Prudential Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth of no less than $1,000,000,000 plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issuances occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million and $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall be: 125% from the date of this facility.
The amounts outstanding as of December 31, 2020 and 2019 were $50.4 million and $55.5 million, respectively, and we were in compliance with the financial covenants as of those dates.
2019 DNB / GIEK Credit Facility
In November 2019, we executed a $55.5 million term loan facility with DNB Bank ASA and the Norwegian Export Credit Guarantee Agency (“GIEK”). The loan is comprised of two facilities: (i) an ECA facility of $47.2 million (which is comprised of a $41.6 million tranche which is guaranteed by GIEK, or the “GIEK Tranche”, and a $5.6 million commercial tranche or the “Commercial Bank Tranche”) and (ii) a commercial facility of $8.3 million, or the “Commercial Facility". These facilities are collectively referred to as the 2019 DNB/GIEK Credit Facility.
In March 2020, we drew down $31.9 million from this facility to refinance the existing debt on one of our vessels, STI Sloane, that was previously financed under the KEXIM Credit Facility, and we repaid the outstanding indebtedness of $17.4 million related to this vessel under our KEXIM Credit Facility as part of this transaction. In December 2020, we drew down $23.7 million from this credit facility to refinance the existing indebtedness on an LR2 product tanker, STI Condotti, which was previously financed under the KEXIM Credit Facility and repaid $15.9 million on the KEXIM Credit Facility as part of this transaction.
The 2019 DNB/GIEK Credit Facility matures in July 2024. The GIEK tranche bears interest at LIBOR plus a margin of 2.5%, and the Commercial Bank and Commercial Facility tranches bear interest at LIBOR plus a margin of 2.5% per annum. The 2019 DNB/GIEK Credit Facility is scheduled to be repaid in equal quarterly installments of approximately $1.8 million per quarter with a balloon payment due at maturity.
Our 2019 DNB/GIEK Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 130% of the then aggregate outstanding principal amount of the loans under the credit facility through the second anniversary of the date of the agreement and 135% at all times thereafter.
The amount outstanding as of December 31, 2020 was $52.6 million, and we were in compliance with the financial covenants as of that date.
BNPP Sinosure Credit Facility
In December 2019, we executed a senior secured term loan facility with BNP Paribas and Skandinaviska Enskilda Banken AB for up to $134.1 million. The loan is split into two facilities, (i) a commercial facility for up to $67.0 million (the "Commercial Facility"), and (ii) a Sinosure facility for up to $67.0 million (the "Sinosure Facility"), which was funded by the lenders under the commercial facility and insured by the China Export & Credit Insurance Corporation ("Sinosure"). These facilities are collectively referred to as the BNPP Sinosure Credit Facility.
In March 2020, we drew down $42.1 million from this facility to partially finance the purchase and installation of scrubbers on 22 vessels. This borrowing is collateralized by two of our vessels (STI Park and STI Fulham) that were previously financed under our KEXIM Credit Facility. We repaid the outstanding indebtedness of $28.8 million related to these vessels under our KEXIM Credit Facility as part of this transaction.
In June 2020, we drew down $24.9 million from this facility to partially finance the purchase and installation of scrubbers on 13 vessels. This borrowing is collateralized by one of our LR2 product tankers (STI Elysees), which was previously financed under our KEXIM Credit Facility. We repaid the outstanding indebtedness of $17.8 million related to this vessel under our KEXIM Credit Facility as part of this transaction.
In September 2020, we drew down $24.9 million from this facility to partially finance the purchase and installation of scrubbers on 13 vessels. This borrowing is collateralized by one of our LR2 product tankers (STI Orchard), which was previously financed under our KEXIM Credit Facility. We repaid the outstanding indebtedness of $16.2 million related to this vessel under our KEXIM Credit Facility as part of this transaction.
In December 2020, we drew down $9.6 million from our BNPP Sinosure Credit Facility to partially finance the purchase of scrubbers on five vessels. This borrowing is collateralized by a Handymax product tanker (STI Hackney), which was previously financed under the KEXIM Credit Facility. We repaid $9.9 million on the KEXIM Credit Facility as part of this transaction.
A total of $101.5 million has been drawn, and there is $32.6 million of remaining availability under the BNPP Sinosure Credit Facility. The BNPP Sinosure Credit Facility is split into 70 tranches each of which represent the lesser of 85% of the purchase and installation price of 70 scrubbers, or $1.9 million per scrubber (not to exceed 65% of the fair value of the collateral vessels). The Sinosure Facility and the Commercial Facility bear interest at LIBOR plus a margin of 1.80% and 2.80% per annum, respectively. In January 2021, we signed an agreement to extend the availability period under this loan facility to June 15, 2022 from March 15, 2021. Based on the amounts drawn as of December 31, 2020, the Sinosure Facility is scheduled to be repaid in 10 semi-annual installments of $5.1 million in aggregate (which may increase to $6.7 million once the loan is fully drawn, with separate repayment periods as each tranche of the loan is drawn) and the Commercial Facility is scheduled to be repaid at the final maturity date of the facility, or October 2025.
Our BNPP Sinosure Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 130% of the then aggregate outstanding principal amount of the loans under the credit facility through December 31, 2022 and 135% at all times thereafter.
The outstanding amount as of December 31, 2020 was $94.7 million, and we were in compliance with the financial covenants as of that date.
2020 $225.0 Million Credit Facility
In May 2020, we executed the 2020 $225.0 Million Credit Facility with a group of European financial institutions. In June 2020 we drew down $101.2 million from this facility to refinance the existing debt on four LR2s (STI Savile Row, STI Spiga, STI Kingsway and STI Carnaby) that were previously financed under the ABN AMRO Credit Facility (which was scheduled to mature during the third quarter of 2020). We repaid the outstanding indebtedness of $87.7 million under our ABN AMRO Credit Facility as part of this transaction.
In September 2020, we drew down $43.7 million from this facility to refinance the existing debt on two LR1s (STI Pride and STI Providence) that were previously financed under our CMBFL Lease Financing arrangement. We repaid $54.0 million on our CMBFL Lease Financing arrangement as part of this transaction. In connection with this repayment, approximately $2.0 million was released from restricted cash that was previously held in a deposit account under the terms and conditions of our CMBFL Lease Financing Arrangement.
In October and November 2020, we drew down an aggregate of $71.8 million from this facility to refinance the existing debt on three LR2 product tankers, STI Nautilus, STI Guard, and STI Gallantry, all of which were previously financed under the CSSC Lease Financing arrangement. We repaid $81.7 million on the CSSC Lease Financing and CSSC Scrubber Lease Financing arrangements, and a $1.6 million prepayment fee was paid as part of these transactions.
The remaining availability of $2.2 million under the 2020 $225.0 Million Credit Facility to partially finance the purchase and installation of scrubbers on two LR2s was terminated in December 2020.
This facility has a final maturity of five years from the closing date of the loan, bears interest at LIBOR plus a margin, and is scheduled to be repaid in equal installments of approximately $5.3 million per quarter, in aggregate, with a balloon payment due at maturity.
Our 2020 $225.0 Million Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.65 to 1.00.
•Consolidated tangible net worth of no less than $1.4 billion.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 130% of the then aggregate outstanding principal amount of the loans under the credit facility through May 2022 and 140% at all times thereafter.
The outstanding amount as of December 31, 2020 was $208.9 million, and we were in compliance with the financial covenants as of that date.
Lease financing arrangements
The below summarizes the key terms of our lease financing arrangements.  For each arrangement, we have evaluated whether, in substance, these transactions are leases or merely a form of financing.  As a result of this evaluation, we have concluded that each agreement is a form of financing on the basis that each transaction is a sale and leaseback transaction which does not meet the criteria for a sale under IFRS 15.  Accordingly, the cash received in the transfer has been accounted for as a liability under IFRS 9, and each arrangement has been recorded at amortized cost using the effective interest method, with the corresponding vessels being recorded at cost, less accumulated depreciation, on our consolidated balance sheet.
The obligations set forth below are secured by, among other things, assignments of earnings and insurances and stock pledges and account charges in respect of the subject vessels. All of the financing arrangements contain customary events of default, including cross-default provisions as well as subjective acceleration clauses under which the lessor could cancel the lease in the event of a material adverse change in the Company’s business.
Ocean Yield Lease Financing
We assumed the obligations under a lease financing arrangement with Ocean Yield ASA for four LR2 tankers (STI Sanctity, STI Steadfast, STI Supreme, and STI Symphony) in connection with the September 2017 acquisition of Navig8 Product Tankers Inc. Under this arrangement, each vessel is subject to a 13-year bareboat charter, which expires between February and August 2029 (depending on the vessel). Charterhire, which is paid monthly in advance, includes a fixed payment in addition to a quarterly adjustment based on prevailing LIBOR rates.
Monthly principal payments are approximately $0.2 million per vessel gradually increasing to $0.3 million per vessel per month until the expiration of the agreement. The interest component of the leases approximates LIBOR plus 5.40%. We also have purchase options to re-acquire each of the vessels during the bareboat charter period, with the first of such options exercisable beginning at the end of the seventh year from the delivery date of the subject vessel.
We are subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
The carrying values of the amounts due under this arrangement (which reflect fair value adjustments made as part of the initial purchase price allocation of the acquisition) were $137.4 million and $148.2 million as of December 31, 2020 and 2019, respectively. We were in compliance with the financial covenants as of those dates.
CMBFL Lease Financing
We assumed the obligations under a lease financing arrangement with CMB Financial Leasing Co. Ltd, or CMBFL, in connection with the September 2017 acquisition of Navig8 Product Tankers Inc., for two LR1 tankers (STI Pride and STI Providence). Under this arrangement, each vessel was subject to a seven-year bareboat charter, which was scheduled to expire in July or August 2023 (depending on the vessel). Charterhire under the arrangement was comprised of a fixed, quarterly repayment amount of $0.6 million per vessel plus a variable component calculated at LIBOR plus 3.75%.
We have purchase options to re-acquire each of the subject vessels during the bareboat charter period, with the first of such options exercisable on the third anniversary from the delivery date of the respective vessel.
In September 2020, we exercised a purchase option and repaid $54.0 million on our CMBFL Lease Financing arrangement as part of the refinancing of the existing debt on STI Pride and STI Providence. In connection with this repayment, approximately $2.0 million was released from restricted cash that was previously held in a deposit account under the terms and conditions of our CMBFL Lease Financing Arrangement.
Bank of Communications Financial Leasing MR financing, or the BCFL Lease Financing (MRs)
In September 2017, we entered into lease financing agreements to sell and lease back five 2012 built MR product tankers (STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx) with Bank of Communications Finance Leasing Co Ltd., or BCFL, for a sales price of $27.5 million per vessel. The financing for STI Topaz, STI Ruby and STI Garnet closed in September 2017, the financing for STI Onyx closed in October 2017, and the financing for STI Amber closed in November 2017. Each agreement is for a fixed term of seven years at a bareboat rate of $9,025 per vessel per day, and we have three consecutive one-year options to extend each charter beyond the initial term. Furthermore, we have the option to purchase these vessels beginning at the end of the fifth year of the agreements through the end of the tenth year of the agreements. A deposit of $5.1 million per vessel was retained by the buyers and will either be applied to the purchase price of the vessel if a purchase option is exercised, or refunded to us at the expiration of the agreement (as applicable).
In April 2020, we executed an agreement to increase the borrowing capacity of our BCFL Lease Financing arrangements (MRs) by up to $1.9 million per vessel to partially finance the purchase and installation of scrubbers on the above vessels. The agreement will be for a fixed term of three years at the rate of up to $1,910 per vessel per day to be allocated to principal and interest.
In July 2020, we drew down $1.9 million to partially finance the purchase and installation of a scrubber on one vessel and in January 2021, we drew down $5.8 million to partially finance the purchase and installation of scrubbers on three vessels.
Our BCFL Lease Financing (MRs) includes a financial covenant that requires us to maintain that the aggregate of the fair market value of each vessel leased under the facility plus the aforementioned $5.1 million deposit shall at all times be no less than 100% of the then outstanding balance plus the aforementioned $5.1 million deposit.
The aggregate outstanding balances under this arrangement were $77.7 million and $87.8 million as of December 31, 2020 and 2019, respectively. We were in compliance with the financial covenants as of those dates.
Bank of Communications Financial Leasing LR2 financing, or the BCFL Lease Financing (LR2s)
We assumed the obligations of a lease financing arrangement with Bank of Communications Finance Leasing Co Ltd., or BCFL, for three LR2 tankers (STI Solace, STI Solidarity, and STI Stability) as part of the September 2017 acquisition of Navig8 Product Tankers Inc. Under the arrangement, each vessel is subject to a 10-year bareboat charter, which expires in July 2026. Charterhire under the arrangement is determined in advance, on a quarterly basis and is calculated by determining the payment based off of the then outstanding balance, the time to expiration and an interest rate of LIBOR plus 3.50%. Using the forward interest swap curve at December 31, 2020, future monthly principal payments are estimated to be $0.2 million per vessel gradually increasing to $0.3 million per vessel per month until the expiration of the agreement. We have purchase options to re-acquire each of the subject vessels during the bareboat charter period, with the first of such options exercisable at the end of the fourth year from the delivery date of the respective vessel. There is also a purchase obligation for each vessel upon the expiration of the agreement.
In April 2020, we executed an agreement to increase the borrowing capacity of our BCFL Lease Financing arrangements (LR2s) by up to $1.9 million per vessel to partially finance the purchase and installation of scrubbers on the above vessels. The agreement will be for a fixed term of three years at the rate of up to $1,910 per vessel per day to be allocated to principal and interest.
In July 2020, we drew down $1.9 million to partially finance the purchase and installation of a scrubber on one vessel, and in January 2021, we drew down $3.8 million to partially finance the purchase and installation of scrubbers on two vessels.
Additionally, we have an aggregate of $0.8 million on deposit in a deposit account as of December 31, 2020 in accordance with the terms and conditions of this facility. The funds deposited in this account are not freely available and will be released upon maturity. The balance in this account has been recorded as non-current Restricted Cash on our consolidated balance sheet as of December 31, 2020.
The carrying values of the amounts due under this arrangement (which reflect fair value adjustments made as part of the initial purchase price allocation of the acquisition) were $84.0 million and $90.4 million as of December 31, 2020 and 2019, respectively. We were in compliance with the financial covenants as of those dates.
CSSC Lease Financing and CSSC Scrubber Lease Financing
We assumed the obligations under a lease financing arrangement with CSSC (Hong Kong) Shipping Company Limited, or CSSC, for eight LR2 tankers (STI Gallantry, STI Nautilus, STI Guard, STI Guide, STI Goal, STI Gauntlet, STI Gladiator and STI Gratitude) as part of the September 2017 acquisition of Navig8 Product Tankers Inc.
Under the arrangement, each vessel is subject to a 10-year bareboat charter which expire throughout 2026 and 2027 (depending on the vessel). Charterhire under the arrangement is comprised of a fixed repayment amount of $0.2 million per month per vessel plus a variable component calculated at LIBOR plus 4.60%. We have purchase options to re-acquire each of the subject vessels during the bareboat charter period, with the first of such options exercisable at the end of the fourth year from the delivery date of the respective vessel. There is also a purchase obligation for each vessel upon the expiration of the agreement.
Additionally, in September 2019, we executed an agreement with CSSC to increase the borrowing capacity by up to $12.5 million to partially finance the purchase and installation of scrubbers on the eight LR2s. In December 2019, $11.0 million was borrowed under this arrangement to partially finance the purchase and installation of seven scrubbers, and in August 2020, we drew down $1.6 million to partially finance the purchase and installation of a scrubber on one vessel. The upsized portion of the lease financing bears interest at LIBOR plus a margin of 3.8% per annum, matures two years from the date of the drawdown and is being repaid in monthly installment payments of approximately $0.3 million in aggregate after the repayments noted below.
In October and November 2020, we repaid $81.7 million on the CSSC Lease Financing and CSSC Scrubber Lease Financing arrangements, and we paid a $1.6 million prepayment fee when we refinanced the existing debt on STI Nautilus, STI Guard, and STI Gallantry.
Our CSSC Lease Financing arrangement includes a financial covenant that requires the fair market value of each vessel that is leased under this facility to at all times be no less than 125% of the applicable outstanding balance for such vessel.
The carrying values of the amounts due under the non-scrubber portion of the arrangement (which reflect fair value adjustments made as part of the initial purchase price allocation) were $136.9 million and $233.7 million as of December 31, 2020 and 2019, respectively. The carrying values of the amounts due under the scrubber portion of the arrangement (which reflect fair value adjustments made as part of the purchase price allocation) were $4.4 million and $11.0 million as of December 31, 2020 and 2019, respectively. We were in compliance with the financial covenants under these arrangements as of those dates.
China Huarong Lease Financing
In August 2018, we closed on the sale and leaseback of six 2014 built MR product tankers, (STI Opera, STI Virtus, STI Venere, STI Aqua, STI Dama, and STI Regina) to China Huarong Shipping Financial Leasing Co., Ltd. The borrowing amount under the arrangement is $144.0 million in aggregate.
Each agreement is for a fixed term of eight years, and the Company has options to purchase the vessels beginning at the end of the third year of each agreement. The leases bear interest at LIBOR plus a margin of 3.5% per annum and will be repaid in equal quarterly principal installments of $0.6 million per vessel. Each agreement also has a purchase obligation at the end of the eighth year, which is equal to the outstanding principal balance at that date.
In September 2020 we received a commitment to upsize this arrangement by $2.0 million per vessel to partially finance the purchase and installation of scrubbers on these vessels. In January 2021, we executed the agreements on five of the vessels (STI Virtus, STI Venere, STI Aqua, STI Dama, and STI Regina). Borrowings under the upsized portion bear interest at LIBOR plus a margin of 3.5% per annum and are scheduled to be repaid in equal quarterly installments for three years from the date of drawdown. We drew down $10 million under the upsized portion of this arrangement in January 2021 to partially finance the purchase and installation of scrubbers on five of the vessels.
We are subject to certain terms and conditions under this arrangement, including the financial covenant that the Company will maintain consolidated tangible net worth of no less than $650.0 million. Additionally, during the scrubber loan period (between its drawdown date and maturity date), each vessel shall maintain a fair market value of no less than 115% of the total principal outstanding balance for such vessel.
The outstanding amounts were $110.3 million and $123.8 million as of December 31, 2020 and 2019, respectively. We were in compliance with the financial covenants relating to this facility as of those dates.
$116.0 Million Lease Financing
In August 2018, we executed an agreement to sell and leaseback two MR product tankers (STI Gramercy and STI Queens) and two LR2 product tankers (STI Oxford and STI Selatar) in two separate transactions to an international financial institution. We refer to this sale and leaseback as the $116.0 Million Lease Financing. The net borrowing amount (which reflects the selling price less deposits and commissions to the lessor) under the arrangement was $114.8 million in aggregate, consisting of $23.8 million per MR and $33.7 million per LR2.
Under the terms of these agreements, the Company will bareboat charter-in the vessels for a period of seven years at $7,935 per day for each MR and $11,040 per day for each LR2 (which includes both the principal and interest components of the lease). In addition, we have purchase options beginning at the end of the third year of each agreement, and a purchase obligation for each vessel upon the expiration of each agreement.
In April 2020, we executed agreements to increase the borrowing capacity of four vessels under our $116.0 Million Lease Financing by up to $1.9 million per vessel to partially finance the purchase and installation of scrubbers on these vessels. Each agreement will be for a fixed term of three years at the rate of up to $1,910 per vessel per day to be allocated to principal and interest.
In July 2020, we drew down $5.7 million on these agreements to partially finance the purchase and installation of scrubbers on three vessels. In January 2021, we drew down $1.9 million on these agreements to partially finance the purchase and installation of scrubbers on one vessel.
We are subject to certain terms and conditions, including a financial covenant that requires us to maintain that the aggregate of the fair market value of each vessel leased under the facility plus the aforementioned deposits shall at all times be no less than 111% of the then outstanding balance plus the aforementioned deposits. The LR2 tankers in this facility are grouped for purposes of this test.
The amounts outstanding, which include the scrubber and non-scrubber portions, were $103.8 million and $106.0 million as of December 31, 2020 and 2019, respectively. We were in compliance with the financial covenants as of those dates.
2018 CMBFL Lease Financing
In July 2018, we executed an agreement to sell and leaseback six MR product tankers (STI Battery, STI Milwaukee, STI Tribeca, STI Bronx, STI Manhattan, and STI Seneca) to CMB Financial Leasing Co., Ltd. The borrowing amount under the arrangement is $141.6 million in aggregate and the sales closed in August 2018.
Each agreement is for a fixed term of eight years, and the Company has options to purchase the vessels at the start of the fourth year of each agreement. The lease bears interest at LIBOR plus a margin of 3.2% per annum and is being repaid in quarterly principal installments of $0.4 million per vessel. Each agreement also has a purchase obligation at the end of the eighth year, which is equal to the outstanding principal balance at that date.
In December 2019, we amended and restated the agreement to increase the borrowing capacity to partially finance the purchase and installation of scrubbers on the six MRs that are currently part of the agreement. In May 2020, we drew down an aggregate of $10.1 million under the scrubber portion of our 2018 CMBFL Lease Financing to partially finance the purchase and installation of scrubbers on the six MRs that are currently part of this arrangement. The upsized portion of the lease financing has a final maturity of 3.5 years after the first drawdown, bears interest at LIBOR plus a margin of 3.10% per annum, and are scheduled to be repaid in quarterly principal payments of approximately $0.1 million per vessel.
We are subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issuances occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million and $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.
•The fair market value of each vessel leased under the facility shall at all times be no less than 115% of the outstanding balance for such vessel.
The amounts outstanding, which include the scrubber and non-scrubber portions, were $125.0 million and $126.4 million as of December 31, 2020 and 2019, respectively. We were in compliance with the financial covenants under these arrangements as of those dates.
AVIC Lease Financing
In July 2018, we executed an agreement to sell and leaseback three MR product tankers (STI Ville, STI Fontvieille and STI Brooklyn) and two LR2 product tankers (STI Rose and STI Rambla) to AVIC International Leasing Co., Ltd. The borrowing amounts under the arrangement are $24.0 million per MR and $36.5 million per LR2 ($145.0 million in aggregate). These transactions closed in August and September 2018.
Each agreement is for a fixed term of eight years, and the Company has options to purchase the vessels beginning at the end of the second year of each agreement. The leases bear interest at LIBOR plus a margin of 3.7% per annum and will be repaid in quarterly principal installments of $0.5 million per MR and $0.8 million per LR2. Each agreement also has a purchase obligation at the end of the eighth year, which is equal to the outstanding principal balance at that date.
Additionally, in February 2020, we executed an agreement to upsize the AVIC Lease Financing arrangement to finance the purchase and installation of scrubbers on the two MRs and two LR2 product tankers that are part of this arrangement. The upsized portion of the lease financing was used, and is expected to be used to finance up to the lesser of 80% of the purchase and installation price of the scrubbers or 80% of the appreciated value of the vessel. In December 2020, we drew down $4.6 million from the upsized portion of this arrangement to partially finance the purchase and installation of scrubbers on three vessels that are currently part of this arrangement, one MR and two LR2s. The upsized portion of the lease financing has a final maturity of three years after the first drawdown, bears interest at LIBOR plus a margin of 4.20% per annum and is scheduled to be repaid in quarterly principal payments of approximately $0.4 million, in aggregate, for all three vessels.
We are subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:
•The ratio of net debt to total capitalization no greater than 0.70 to 1.00.
•Consolidated tangible net worth of no less than $650.0 million.
•The fair market value of each grouped vessels (MRs or LR2s) leased under the facility shall at all times be no less than 110% of the outstanding balance for such grouped vessels (MRs or LR2s).
The outstanding amounts, which include the scrubber and non-scrubber portions, were $119.7 million and $127.3 million as of December 31, 2020 and 2019, respectively, and we were in compliance with the financial covenants as of those dates.
COSCO Lease Financing
In September 2018, we executed an agreement to sell and leaseback two Handymax product tankers (STI Battersea and STI Wembley) and two MR product tankers (STI Texas City and STI Meraux) to Oriental Fleet International Company Limited ("COSCO Shipping"). The amounts borrowed under the arrangement were $21.2 million for the Handymax vessels and $22.8 million for the MR vessels ($88.0 million in aggregate).
Each agreement is for a fixed term of eight years, and we have options to purchase the vessels beginning at the end of the second year of each agreement. The facility bears interest at LIBOR plus a margin of 3.6% per annum and is being repaid in quarterly installments of $0.5 million per vessel. Each agreement also has a purchase obligation at the end of the eighth year, which is equal to the outstanding principal balance at that date. We are subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:
•The ratio of total liabilities (less cash and cash equivalents) to total assets no greater than 0.65 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2018 and (ii) 50% of the net proceeds of new equity issuances occurring on or after January 1, 2018.
•The fair market value of each vessel leased under the facility shall at all times be no less than 110% of the outstanding balance for such vessel.
The outstanding amounts were $68.8 million and $76.5 million as of December 31, 2020 and 2019, respectively, and we were in compliance with the financial covenants as of those dates.
$157.5 Million Lease Financing
In October 2018, we sold and leased back six MR product tankers (STI San Antonio, STI Benicia, STI St. Charles, STI Yorkville, STI Mayfair and STI Duchessa) and one LR2 product tanker (STI Alexis) to an international financial institution. The borrowing amount under the arrangement was $157.5 million in aggregate, and these sales closed in October 2018.
Each agreement is for a fixed term of seven years, and we have options to purchase the vessels beginning at the end of the third year of each agreement. The leases bear interest at LIBOR plus a margin of 3.0% per annum and are scheduled to be repaid in equal quarterly principal installments of $0.5 million per MR and $0.6 million for the LR2. Each agreement also has a purchase obligation at the end of the seventh year (which is equal to the outstanding principal balance at that date). We are subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issuances occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million and $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.
•The fair market value of each vessel leased under the facility shall at all times be no less than 115% of the outstanding balance for such vessel.
    The outstanding amounts were $123.8 million and $137.9 million as of December 31, 2020 and 2019, respectively, and we were in compliance with the financial covenants as of those dates.
2020 CMBFL Lease Financing
In September 2020, we executed an agreement with CMB Financial Leasing Co., Ltd to sell and leaseback two MR product tankers (STI Leblon and STI Bosphorus). The aggregate borrowing amount under the arrangement was $45.4 million, which was drawn in September 2020. A portion of the proceeds were utilized to repay $30.1 million of the outstanding indebtedness relating to these two vessels under our 2017 Credit Facility.
Each agreement is for a fixed term of seven years, and we have options to purchase the vessels beginning on the third anniversary of the delivery date of each agreement. The leases bear interest at LIBOR plus a margin of 3.2% per annum and will be repaid in equal quarterly principal installments of $0.4 million per vessel. Each agreement also has a purchase option at the end of the seventh year (which is equal to the outstanding principal balance at that date). We are subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issuances occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million and $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.
•The fair market value of each vessel leased under the facility shall at all times be no less than 120% of the outstanding balance for such vessel.
The amount outstanding was $44.6 million as of December 31, 2020, and we were in compliance with the financial covenants as of that date.
2020 TSFL Lease Financing
In November 2020, we executed an agreement with Taiping & Sinopec Financial Leasing Co., Ltd. ("2020 TSFL Lease Financing") to sell and leaseback two MR product tankers (STI Galata and STI La Boca). The aggregate borrowing amount under the arrangement was $47.3 million, which was drawn in November 2020. A portion of the proceeds were utilized to repay $29.3 million of the outstanding indebtedness relating to these two vessels under our 2017 Credit Facility.
Each agreement is for a fixed term of seven years and we have options to purchase the vessels beginning on the third anniversary of the delivery date of each agreement. The leases bear interest at LIBOR plus a margin of 3.2% per annum and will be repaid in equal quarterly principal installments of $0.4 million per vessel. Each agreement also has a purchase obligation at the end of the seventh year (which is equal to the outstanding principal balance at that date). We are subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:
•The ratio of net debt to total capitalization no greater than 0.65 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion.
•The fair market value of each vessel leased under the facility shall at all times be no less than 115% of the outstanding balance for such vessel.
The amount outstanding was $47.3 million as of December 31, 2020, and we were in compliance with the financial covenants as of that date.
2020 SPDBFL Lease Financing
In November 2020, we executed an agreement with SPDB Financial Leasing Co., Ltd to sell and leaseback four MR product tankers (STI Donald C Trauscht, STI Esles II, STI San Telmo, and STI Jardins). The aggregate borrowing amount under the arrangement was $96.5 million, which was drawn in November and December 2020. A portion of the proceeds were utilized to repay $62.9 million of the outstanding indebtedness relating to these vessels under our 2017 Credit Facility. In connection with these repayments, approximately $5.0 million was released from restricted cash that was previously held in a debt service reserve account under the terms and conditions of the 2017 Credit Facility.
The agreements for STI Donald C. Trauscht and STI San Telmo are for a fixed term of seven years. The agreements for STI Esles and STI Jardins are for a fixed term of eight years. Each of the agreements have options to purchase the vessels beginning on the third anniversary of the delivery date of each agreement. The leases bear interest at LIBOR plus a margin of 3.05% per annum and will be repaid in equal quarterly principal installments of $0.4 million per vessel. Each agreement also has a purchase obligation at the end of their term (which is equal to the outstanding principal balance at that date). Additionally, coinciding with the first payment dates in the first quarter of 2021, we were required to deposit with the lessor 3% of the borrowing amount, or $2.9 million in aggregate. We are subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:
•The ratio of net debt to total capitalization no greater than 0.70 to 1.00.
•Consolidated tangible net worth of no less than $650.0 million.
•The fair market value of each vessel leased under the facility shall at all times be no less than 115% of the outstanding balance for such vessel.
The amount outstanding was $96.5 million as of December 31, 2020, and we were in compliance with the financial covenants as of that date.
Unsecured debt
Senior Notes Due 2020
On May 12, 2014, we issued $50.0 million in aggregate principal amount of 6.75% Senior Notes due May 2020, or our "Senior Notes Due 2020," and on June 9, 2014, we issued an additional $3.75 million aggregate principal amount of Senior Notes Due 2020 when the underwriters partially exercised their option to purchase additional Senior Notes Due 2020 on the same terms and conditions. The net proceeds from the issuance of the Senior Notes Due 2020 were $51.8 million after deducting the underwriters’ discounts, commissions and offering expenses.
In May 2020, our Senior Notes due 2020 matured, and the outstanding principal balance of $53.8 million was repaid in full.
The outstanding balance was $53.8 million as of December 31, 2019, and we were in compliance with the financial covenants relating to the Senior Notes due 2020 as of that date.
Convertible Notes Due 2019
In June 2014, we issued $360.0 million in aggregate principal amount of convertible senior notes due 2019, or the "Convertible Notes due 2019," in a private offering to qualified institutional buyers pursuant to Rule 144A under the Securities Act.
In May 2018 and July 2018, we exchanged $188.5 million and $15.0 million (out of the $348.5 million outstanding at the time), respectively, in aggregate principal amount of our Convertible Notes due 2019 for $188.5 million and $15.0 million, respectively, in aggregate principal amount of the Company's new 3.0% Convertible Senior Notes due 2022 (the “Convertible Notes due 2022”), the terms of which are described below. These exchanges were executed with certain holders of the Convertible Notes due 2019 via separate, privately negotiated agreements. We recognized an aggregate loss on these exchanges of $17.8 million.
On July 1, 2019, the Convertible Notes due 2019 matured, and we repaid the then outstanding balance of $142.7 million.
Senior Notes due 2025
In May 2020, we issued $28.1 million aggregate principal amount of 7.00% senior unsecured notes due June 30, 2025 or the Senior Notes due 2025 in an underwritten public offering. This amount includes $3.1 million related to the partial exercise of the underwriters’ option to purchase additional Senior Notes due 2025 under the same terms and conditions. The aggregate net proceeds were approximately $26.5 million after deducting underwriting commissions and offering expenses.
The Senior Notes due 2025 bear interest at a coupon rate of 7.0% per year, payable quarterly in arrears on the 30th day of March, June, September, and December of each year. Coupon payments commenced on June 30, 2020. We may redeem the Senior Notes due 2025 in whole or in part, at our option, at any time (i) on or after June 30, 2022 and prior to June 30, 2023, at a redemption price equal to 102% of the principal amount to be redeemed, (ii) on or after June 30, 2023 and prior to June 30, 2024, at a redemption price equal to 101% of the principal amount to be redeemed, and (iii) on or after June 30, 2024 and prior to maturity, at a redemption price equal to 100% of the principal amount to be redeemed, in each case plus accrued and unpaid interest to, but excluding, the redemption date.
The Senior Notes due 2025 are a senior unsecured obligation and rank equally with all of our existing and future senior unsecured and unsubordinated debt, are effectively subordinated to our existing and future secured debt, to the extent of the value of the assets securing such debt, and are structurally subordinated to all existing and future debt and other liabilities of our subsidiaries. No sinking fund is provided for the Senior Notes due 2025. The Senior Notes due 2025 were issued in minimum denominations of $25.00 and integral multiples of $25.00 in excess thereof and are listed on the NYSE under the symbol “SBBA.”
The Senior Notes due 2025 require us to comply with certain covenants, including financial covenants, restrictions on consolidations, mergers or sales of assets and prohibitions on paying dividends or returning capital to equity holders if a covenant breach or an event of default has occurred or would occur as a result of such payment. Prior to June 30, 2022, we may repurchase in whole, but not in part, the Senior Notes due 2025 at a redemption price equal to 104% of the principal amount of the Senior Notes due 2025 to be repurchased, plus accrued and unpaid interest to, but excluding, the date of redemption upon the occurrence of certain change of control events.
The financial covenants under our Senior Notes due 2025 include:
•Net borrowings shall not equal or exceed 70% of total assets.
•Net worth shall always exceed $650.0 million.
The outstanding balance was $28.1 million as of December 31, 2020, and we were in compliance with the financial covenants relating to the Senior Notes due 2025 as of that date.
Convertible Notes due 2022
As discussed above, in May 2018 and July 2018, we exchanged $188.5 million and $15.0 million, respectively, in aggregate principal amount of our Convertible Notes due 2019 for $188.5 million and $15.0 million, respectively, in aggregate principal amount of newly issued Convertible Notes due 2022. The Convertible Notes due 2022 issued in July 2018 have identical terms, are fungible with and are part of the series of Convertible Notes due 2022 issued in May 2018. Interest is payable semi-annually in arrears on November 15 and May 15 of each year, beginning on November 15, 2018. The Convertible Notes due 2022 will mature on May 15, 2022, unless earlier converted or repurchased in accordance with their terms.
The conversion rate of the Convertible Notes due 2022 was initially 25 common shares per $1,000 principal amount of Convertible Notes due 2022 (equivalent to an initial conversion price of approximately $40.00 per share of the Company’s common stock), and is subject to adjustment upon the occurrence of certain events as set forth in the indenture governing the Convertible Notes due 2022 (such as the payment of dividends).
The table below details the dividends issued during the years ended December 31, 2020 and 2019, and the corresponding effect on the conversion rate of the Convertible Notes due 2022:

Record Date	Dividends per share	Share Adjusted Conversion Rate (1)
March 13, 2019	$0.10	25.4799
June 5, 2019	$0.10	25.5767
September 10, 2019	$0.10	25.6637
November 25, 2019	$0.10	25.7401
March 2, 2020	$0.10	25.8763
June 1, 2020	$0.10	26.0200
September 9, 2020	$0.10	26.2463
November 23, 2020	$0.10	26.4810
(1) Per $1,000 principal amount of the Convertible Notes.
The Convertible Notes due 2022 are freely convertible at the option of the holder on or after January 1, 2019 and prior to the close of business on the business day immediately preceding the maturity date, and could be converted at any time prior to the close of business on the business day immediately preceding January 1, 2019 only under the following circumstances:
•during any calendar quarter commencing after the calendar quarter ending on March 31, 2018 (and only during such calendar quarter), if the last reported sale price of the common stock for at least 15 trading days (whether or not consecutive) during a period of 25 consecutive trading days ending on the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price on each applicable trading day;
•during the five-business day period after any five consecutive trading day period, or the Measurement Period, in which the trading price (as defined in the indenture) per $1,000 principal amount of Convertible Notes due 2022 for each trading day of the Measurement Period was less than 98% of the product of the last reported sale price of our common stock and the conversion rate on each such trading day; or
•upon the occurrence of specified corporate events as defined in the indenture (e.g. consolidations, mergers, a binding share exchange or the transfer or lease of all or substantially all of our assets).
Upon conversion of the Convertible Notes due 2022, holders will receive shares of the Company’s common stock. The Convertible Notes due 2022 are not redeemable by the Company.
The Convertible Notes due 2022 require us to comply with certain covenants such as restrictions on consolidations, mergers or sales of assets. Additionally, if we undergo a fundamental change (as defined in the indenture), holders may require us to repurchase for cash all or any portion of their notes at a fundamental change repurchase price equal to 100% of the principal amount of the notes to be repurchased, plus accrued and unpaid interest to, but excluding, the fundamental change repurchase date.
Upon the May and July 2018 issuances, we determined the initial carrying values of the liability components of the Convertible Notes due 2022 to be $154.3 million and $12.2 million, respectively, based on the fair value of a similar liability that does not have any associated conversion feature. We utilized recent pricing (with adjustments made to align the tenor) on our (i) Senior Notes due 2019 (which were repaid in March 2019), (ii) Senior Notes due 2020 and (iii) the pricing on recently issued unsecured bonds in the shipping sector as the basis for this determination. The difference between the fair value of the liability component and the face value of the Convertible Notes due 2022 is being amortized over the term of the Convertible Notes due 2022 under the effective interest method and recorded as part of financial expenses. The residual value (the conversion feature) of $34.2 million and $2.8 million, respectively, were recorded to Additional paid-in capital upon issuance.
Between July 1, 2020 and September 30, 2020, we repurchased $52.3 million face value of our Convertible Notes due 2022 at an average price of $894.12 per $1,000 principal amount, or $46.7 million. As a result of these repurchases, we reduced the liability component of the Convertible Notes due 2022 by $47.7 million and we recorded a $1.0 million gain on repurchase of Convertible Notes within the consolidated statement of income or loss.
The carrying values of the liability component of the Convertible Notes due 2022 (consisting of both the May 2018 and July 2018 issuances) as of December 31, 2020 and 2019, respectively, were $140.7 million and $180.1 million. We incurred $5.5 million of coupon interest and $8.4 million of non-cash accretion during the year ended December 31, 2020. We incurred $6.1 million of coupon interest and $8.6 million of non-cash accretion during the year ended December 31, 2019. We were in compliance with the covenants related to the Convertible Notes due 2022 as of those dates.
Senior Notes Due 2019
In March 2017, we issued $50.0 million in aggregate principal amount of 8.25% Senior Notes due June 2019, or our Senior Notes Due 2019, in an underwritten public offering and in April 2017, we issued an additional $7.5 million of Senior Notes due 2019 when the underwriters fully exercised their option to purchase additional notes under the same terms and conditions. During the year ended December 31, 2019, we redeemed the entire outstanding balance of the Senior Notes due 2019 of $57.5 million.